401 (k) Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan, employer matching contribution of employees contribution , percent	1.00%
Percentage of employee's contribution to defined benefit plan	4.00%
Employers contribution to defined benefit plan	$ 47,000	$ 28,000	$ 20,000